Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2020 Fund

June 30, 2021

AFF20-QTLY-0821
1.818359.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/22/21 to 9/23/21
(Cost $809,976)	810,000	809,947
	Shares	Value

Domestic Equity Funds - 27.9%
Fidelity Advisor Series Equity Growth Fund (a)	3,709,379	$68,067,114
Fidelity Advisor Series Growth Opportunities Fund (a)	2,516,739	46,836,506
Fidelity Advisor Series Small Cap Fund (a)	1,927,956	30,982,246
Fidelity Series All-Sector Equity Fund (a)	2,310,341	29,410,641
Fidelity Series Commodity Strategy Fund (a)	10,601,238	59,048,894
Fidelity Series Large Cap Stock Fund (a)	5,484,521	108,593,516
Fidelity Series Large Cap Value Index Fund (a)	757,271	11,699,839
Fidelity Series Opportunistic Insights Fund (a)	2,795,899	63,355,065
Fidelity Series Small Cap Opportunities Fund (a)	2,101,809	38,294,956
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,563,101	68,994,082
Fidelity Series Value Discovery Fund (a)	4,187,420	70,432,406
TOTAL DOMESTIC EQUITY FUNDS
(Cost $367,563,376)		595,715,265

International Equity Funds - 24.7%
Fidelity Series Canada Fund (a)	2,280,148	31,967,673
Fidelity Series Emerging Markets Fund (a)	1,750,655	21,357,985
Fidelity Series Emerging Markets Opportunities Fund (a)	7,145,598	191,930,761
Fidelity Series International Growth Fund (a)	4,355,627	85,196,059
Fidelity Series International Small Cap Fund (a)	1,179,433	26,265,984
Fidelity Series International Value Fund (a)	7,597,738	84,866,729
Fidelity Series Overseas Fund (a)	6,239,008	85,037,683
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $325,733,085)		526,622,874

Bond Funds - 38.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,239,728	11,554,262
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	352,206	3,652,378
Fidelity Series Floating Rate High Income Fund (a)	235,413	2,177,568
Fidelity Series High Income Fund (a)	1,377,360	13,208,886
Fidelity Series Inflation-Protected Bond Index Fund (a)	14,066,671	154,452,043
Fidelity Series International Credit Fund (a)	157,924	1,596,613
Fidelity Series Investment Grade Bond Fund (a)	47,953,554	562,015,660
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,698,945	64,440,170
Fidelity Series Real Estate Income Fund (a)	701,220	8,148,172
TOTAL BOND FUNDS
(Cost $779,839,649)		821,245,752

Short-Term Funds - 8.9%
Fidelity Cash Central Fund 0.06% (b)	769,618	769,772
Fidelity Series Government Money Market Fund 0.08% (a)(c)	155,089,742	155,089,742
Fidelity Series Short-Term Credit Fund (a)	3,282,314	33,348,310
TOTAL SHORT-TERM FUNDS
(Cost $188,592,633)		189,207,824
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,662,538,719)		2,133,601,662
NET OTHER ASSETS (LIABILITIES) - 0.0%		(353,663)
NET ASSETS - 100%		$2,133,247,999

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$121
Total	$121

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,880,907	$1,993,277	$3,104,412	$--	$--	$769,772	0.0%
Total	$1,880,907	$1,993,277	$3,104,412	$--	$--	$769,772

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$69,060,001	$1,410,892	$9,248,809	$--	$832,925	$6,012,105	$68,067,114
Fidelity Advisor Series Growth Opportunities Fund	48,027,636	1,893,535	7,932,703	--	683,922	4,164,116	46,836,506
Fidelity Advisor Series Small Cap Fund	31,239,796	370,621	2,263,487	--	705,672	929,644	30,982,246
Fidelity Series All-Sector Equity Fund	29,521,471	232,252	2,798,879	--	445,811	2,009,986	29,410,641
Fidelity Series Canada Fund	28,822,162	2,425,559	2,066,559	--	355,810	2,430,701	31,967,673
Fidelity Series Commodity Strategy Fund	58,310,541	112,978	7,071,647	--	405,520	7,291,502	59,048,894
Fidelity Series Emerging Markets Debt Fund	11,161,613	584,957	489,802	126,339	(19,653)	317,147	11,554,262
Fidelity Series Emerging Markets Debt Local Currency Fund	3,658,565	28,626	162,934	--	1,614	126,507	3,652,378
Fidelity Series Emerging Markets Fund	23,110,809	283,142	3,018,477	--	523,773	458,738	21,357,985
Fidelity Series Emerging Markets Opportunities Fund	210,443,985	397,607	28,400,240	--	7,477,931	2,011,478	191,930,761
Fidelity Series Floating Rate High Income Fund	2,239,827	26,654	103,410	22,134	(7,259)	21,756	2,177,568
Fidelity Series Government Money Market Fund 0.08%	157,038,457	10,015,235	11,963,950	24,746	--	--	155,089,742
Fidelity Series High Income Fund	13,228,837	244,431	555,168	159,592	(26,365)	317,151	13,208,886
Fidelity Series Inflation-Protected Bond Index Fund	152,232,478	5,035,267	6,210,475	--	48,679	3,346,094	154,452,043
Fidelity Series International Credit Fund	1,566,949	9,107	--	9,107	--	20,557	1,596,613
Fidelity Series International Growth Fund	80,767,622	4,159,890	6,786,922	--	584,841	6,470,628	85,196,059
Fidelity Series International Small Cap Fund	25,594,902	321,485	1,554,298	--	753,348	1,150,547	26,265,984
Fidelity Series International Value Fund	80,678,094	7,736,379	5,932,620	--	1,336,189	1,048,687	84,866,729
Fidelity Series Investment Grade Bond Fund	554,354,434	20,765,795	22,233,992	2,838,756	18,153	9,111,270	562,015,660
Fidelity Series Large Cap Stock Fund	107,822,301	1,873,380	8,875,163	--	3,108,920	4,664,078	108,593,516
Fidelity Series Large Cap Value Index Fund	11,636,912	233,322	773,698	--	264,970	338,333	11,699,839
Fidelity Series Long-Term Treasury Bond Index Fund	57,417,129	6,925,217	3,528,936	364,290	(308,217)	3,934,977	64,440,170
Fidelity Series Opportunistic Insights Fund	64,023,791	600,940	8,346,832	--	790,549	6,286,617	63,355,065
Fidelity Series Overseas Fund	80,902,403	4,836,182	7,063,756	--	1,663,509	4,699,345	85,037,683
Fidelity Series Real Estate Income Fund	8,072,324	26,936	360,028	11,313	40,067	368,873	8,148,172
Fidelity Series Short-Term Credit Fund	32,801,002	1,885,595	1,305,395	119,846	325	(33,217)	33,348,310
Fidelity Series Small Cap Opportunities Fund	38,554,130	1,518,185	2,885,149	--	1,032,626	75,164	38,294,956
Fidelity Series Stock Selector Large Cap Value Fund	68,284,126	1,948,764	5,307,896	--	1,459,500	2,609,588	68,994,082
Fidelity Series Value Discovery Fund	69,901,785	2,294,286	5,741,433	--	1,977,534	2,000,234	70,432,406
Total	$2,120,474,082	$78,197,219	$162,982,658	$3,676,123	$24,150,694	$72,182,606	$2,132,021,943

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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